OTHER FINANCIAL INFORMATION - Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Clinical drug substance and product manufacturing	$ 29,912	$ 22,805	$ 5,381
Clinical trials	14,105	9,224	4,527
Other outside research and development	1,144	1,129	1,164
Interest expense	2,344	2,348	2,124
Compensation-related	2,100	6,506	3,374
Professional fees	1,318	780	428
Other	406	503	226
Accrued expenses	$ 51,329	$ 43,295	$ 17,224